Property, Plant And Equipment, Net And Right-Of-Use Assets - Summary of Movement in Property, Plant and Equipment Accounts and Its Related Accumulated Depreciation (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	S/ 463,990	S/ 503,584	S/ 865,735
Additions	36,065	81,902	83,186
Transfer to investment property	89	(2,264)
Deconsolidation, net			(259,126)
Deduction for sale of assets	(38,971)	(35,425)	(95,981)
Disposals, net	(12,374)	(3,628)
Depreciation charge	(78,560)	(80,566)	(123,100)
Impairment loss	(5,214)	(18,940)	(5,664)
Depreciation for sale deductions	32,110	27,633	57,024
Translations adjustments	8,334	(8,306)	(3,871)
Net carrying amount	405,469	463,990	503,584
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	1,231,512	1,207,819	1,871,186
Disposals, net			(14,619)
Net carrying amount	1,200,646	1,231,512	1,207,819
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(767,522)	(704,235)	(1,005,451)
Net carrying amount	(795,177)	(767,522)	(704,235)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	19,701	20,209	23,678
Additions		290	0
Transfer to investment property		(273)
Deconsolidation, net			(3,183)
Deduction for sale of assets			0
Disposals, net	(9,895)
Translations adjustments	800	(525)	(286)
Net carrying amount	10,606	19,701	20,209
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	19,974	20,482	23,951
Net carrying amount	10,879	19,974	20,482
Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(273)	(273)	(273)
Net carrying amount	(273)	(273)	(273)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	87,910	95,674	112,559
Additions	412	459	13,216
Transfer to investment property		(1,187)
Deconsolidation, net			(24,295)
Reclassifications	1,404	1,672	17,129
Deduction for sale of assets	(192)	(78)	(3,527)
Disposals, net	(2,014)	(674)
Depreciation charge	(7,636)	(7,387)	(14,257)
Impairment loss	(161)
Depreciation for sale deductions	58	78	1,189
Translations adjustments	1,419	(647)	3,383
Net carrying amount	81,200	87,910	95,674
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	129,911	129,482	161,057
Disposals, net			(9,723)
Net carrying amount	132,940	129,911	129,482
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(42,001)	(33,808)	(48,498)
Net carrying amount	(51,740)	(42,001)	(33,808)
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	271,356	254,215	432,822
Additions	17,941	23,011	11,318
Deconsolidation, net			(109,425)
Reclassifications	23,745	52,720	16,626
Deduction for sale of assets	(26,046)	(22,885)	(55,567)
Disposals, net	(237)	(316)
Depreciation charge	(53,220)	(48,035)	(67,430)
Impairment loss	(5,069)	(3,155)	(5,664)
Depreciation for sale deductions	25,293	19,520	37,452
Translations adjustments	3,474	(3,719)	(3,310)
Net carrying amount	257,237	271,356	254,215
Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	726,173	689,845	995,155
Disposals, net			(2,607)
Net carrying amount	750,769	726,173	689,845
Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(454,817)	(435,630)	(562,333)
Net carrying amount	(493,532)	(454,817)	(435,630)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	26,323	40,077	181,783
Additions	0	866	9,377
Deconsolidation, net			(110,540)
Reclassifications	35	342	(1,415)
Deduction for sale of assets	(11,762)	(9,531)	(32,399)
Disposals, net	(94)	(101)
Depreciation charge	(4,461)	(9,816)	(19,391)
Impairment loss	(17)
Depreciation for sale deductions	5,836	5,232	14,868
Translations adjustments	864	(746)	(788)
Net carrying amount	16,724	26,323	40,077
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	75,146	85,349	380,503
Disposals, net			(1,418)
Net carrying amount	64,666	75,146	85,349
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(48,823)	(45,272)	(198,720)
Net carrying amount	(47,942)	(48,823)	(45,272)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	8,584	10,332	14,895
Additions	844	759	2,145
Deconsolidation, net			(547)
Reclassifications		207	(1,430)
Deduction for sale of assets	(523)	(133)	(2,164)
Disposals, net	(140)	(187)
Depreciation charge	(1,344)	(2,338)	(3,954)
Impairment loss	(33)
Depreciation for sale deductions	495	86	1,813
Translations adjustments	(12)	(142)	(134)
Net carrying amount	7,937	8,584	10,332
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	58,236	59,643	63,727
Disposals, net			(292)
Net carrying amount	52,843	58,236	59,643
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(49,652)	(49,311)	(48,832)
Net carrying amount	(44,906)	(49,652)	(49,311)
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	23,371	31,043	48,709
Additions	1,781	9,897	14,122
Transfer to investment property	89
Deconsolidation, net			(10,421)
Reclassifications	379	369	75
Deduction for sale of assets	(448)	(2,789)	(2,200)
Disposals, net	(6)	(2,350)
Depreciation charge	(11,899)	(12,989)	(18,068)
Depreciation for sale deductions	428	2,717	1,702
Translations adjustments	1,769	(2,527)	(2,415)
Net carrying amount	15,476	23,371	31,043
Other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	179,179	170,622	195,142
Disposals, net			(461)
Net carrying amount	156,111	179,179	170,622
Other equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(155,808)	(139,579)	(146,433)
Net carrying amount	(140,635)	(155,808)	(139,579)
Replacement units [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount		17,804
Depreciation charge		(1)
Translations adjustments	0
Net carrying amount			17,804
Replacement units [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount		17,814
Net carrying amount			17,814
Replacement units [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount		(10)
Net carrying amount			(10)
Replacement and In-transit units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	10,613	17,804	22,928
Additions	3,549	7,036	5,577
Deconsolidation, net			0
Reclassifications	(2,216)	(14,217)	(10,577)
Deduction for sale of assets		(9)	(124)
Disposals, net			0
Net carrying amount	11,946	10,613	17,804
Replacement and In-transit units [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	10,624	17,814	22,938
Net carrying amount	11,957	10,624	17,814
Replacement and In-transit units [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(11)	(10)	(10)
Net carrying amount	(11)	(11)	(10)
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	16,132	34,230	28,361
Additions	11,538	39,584	27,431
Transfer to investment property		(804)
Deconsolidation, net			(715)
Reclassifications	(23,347)	(41,093)	(20,408)
Disposals, net		0	(118)
Impairment loss		(15,785)
Translations adjustments	20		(321)
Net carrying amount	4,343	16,132	34,230
Work in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	32,269	34,582	28,713
Net carrying amount	20,481	32,269	34,582
Work in progress [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(16,137)	(352)	(352)
Net carrying amount	S/ (16,138)	S/ (16,137)	S/ (352)